OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Panorama Series Fund, Inc. (the “Registrant")
     Reg. No. 2-73969; File No. 811-3255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Very truly yours,

/s/ Matthew R. Farkas

Matthew R. Farkas

Vice President and Associate Counsel

Tel.: 212.323.5103

Fax: 212.323.4070

mfarkas@oppenheimerfunds.com

Attachments

cc:     K&L Gates LLP

  Deloitte & Touche LLP

  Gloria LaFond

  Nancy S. Vann